Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Schedule of components of prepayments and other current assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Prepayments	966,439	1,326,294	186,805
Value-added tax (“VAT”)	326,427	871,593	122,761
Interest receivables	119,564	367,001	51,691
Rental and other deposits	86,915	119,455	16,825
Others	799,034	1,528,672	215,308
	2,298,379	4,213,015	593,390